UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115
                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                     CORPORATE BONDS--17.3%
                     BASIC INDUSTRY - CHEMICALS--0.1%
  $    1,380,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                      $     1,280,502
         500,000     Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009                                               516,847
                        TOTAL                                                                                              1,797,349
                     BASIC INDUSTRY - METALS & MINING--0.5%
         650,000     Alcan, Inc., 5.00%, 6/1/2015                                                                            624,394
       1,410,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                    1,376,401
       1,670,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                            1,666,962
         420,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                        397,513
       1,210,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                1,162,990
       2,290,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                             2,041,052
       1,400,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                             1,404,363
       2,200,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                          2,222,718
                        TOTAL                                                                                             10,896,393
                     BASIC INDUSTRY - PAPER--0.4%
       2,650,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                            2,824,081
         380,000     Westvaco Corp., 7.65%, 3/15/2027                                                                        404,829
       3,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                            3,188,775
       2,000,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                             2,007,647
                        TOTAL                                                                                              8,425,332
                     CAPITAL GOODS - AEROSPACE & DEFENSE--0.4%
         470,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                            466,542
         600,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                            593,259
         100,000     Boeing Capital Corp., Sr. Note, Series XI, 6.813%, 11/15/2009                                            99,965
       2,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                   2,487,458
       1,925,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                            1,884,190
       3,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                          3,170,988
                        TOTAL                                                                                              8,702,402
                     CAPITAL GOODS - CONSTRUCTION MACHINERY--0.1%
         400,000     Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010                                           391,706
          69,000     Caterpillar, Inc., Deb., 5.30%, 9/15/2035                                                                62,497
       2,500,000     John Deere Capital Corp., Bond, 5.10%, 1/15/2013                                                      2,472,087
         100,000     John Deere Capital Corp., Sr. Note, Series D, 5.923%, 12/18/2009                                         99,958
                        TOTAL                                                                                              3,026,248
                     CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.4%
       1,000,000     Danaher Corp., Note, 6.00%, 10/15/2008                                                                1,012,744
       1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                         1,204,047
       2,500,000     General Electric Co., Note, 5.00%, 2/1/2013                                                           2,469,518
         650,000     Honeywell International, Inc., Note, 7.50%, 3/1/2010                                                    687,572
       1,820,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                              1,675,863
         200,000     Textron Financial Corp., Note, Series E, 6.819%, 12/1/2007                                              200,047
                        TOTAL                                                                                              7,249,791
                     CAPITAL GOODS - ENVIRONMENTAL--0.1%
       2,548,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                         2,609,939
                     CAPITAL GOODS - PACKAGING--0.0%
         940,000     Pactiv Corp., 6.40%, 1/15/2018                                                                          959,537
                     COMMUNICATIONS - MEDIA & CABLE--0.4%
       3,000,000     Comcast Corp., 7.125%, 6/15/2013                                                                      3,179,812
       2,700,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                    2,771,402
       1,710,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                             1,683,784
       1,200,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                            1,171,135
                        TOTAL                                                                                              8,806,133
                     COMMUNICATIONS - MEDIA NONCABLE--0.2%
       1,700,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                  1,794,342
         230,000     News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016                                       263,918
       2,546,000     Univision Communications, Inc., 7.85%, 7/15/2011                                                      2,488,715
                        TOTAL                                                                                              4,546,975
                     COMMUNICATIONS - TELECOM WIRELESS--0.6%
       5,430,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                         6,802,627
       1,460,000     America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015                                                  1,444,159
         925,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                             1,067,463
         460,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                    456,723
       1,730,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                           1,683,275
                        TOTAL                                                                                             11,454,247
                     COMMUNICATIONS - TELECOM WIRELINES--0.3%
         500,000     Embarq Corp., 6.738%, 6/1/2013                                                                          520,845
         100,000     GTE California, Inc., Deb., 6.70%, 9/1/2009                                                             102,432
         125,000     GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009                                                  125,675
         100,000     GTE North, Inc., Deb., 5.65%, 11/15/2008                                                                100,079
         100,000     GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008                                                  100,613
         100,000     GTE South, Inc., Deb., 6.00%, 2/15/2008                                                                  99,981
         200,000     Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026                                                206,722
         750,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     785,675
       2,620,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                             2,640,496
       2,220,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                          2,198,910
                        TOTAL                                                                                              6,881,428
                     CONSUMER CYCLICAL - AUTOMOTIVE--0.5%
       1,420,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                        1,470,231
       3,000,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                  2,955,926
       2,000,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                            1,975,063
         945,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       851,073
         200,000     General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011                                                  178,440
       2,210,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                    2,225,584
                        TOTAL                                                                                              9,656,317
                     CONSUMER CYCLICAL - ENTERTAINMENT--0.2%
         230,000     International Speedway Corp., 4.20%, 4/15/2009                                                          225,677
       1,170,000     International Speedway Corp., 5.40%, 4/15/2014                                                        1,138,049
       1,400,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                  1,397,288
       1,900,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                               1,936,390
                        TOTAL                                                                                              4,697,404
                     CONSUMER CYCLICAL - LODGING--0.0%
         850,000     Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                             833,884
                     CONSUMER CYCLICAL - RETAILERS--0.3%
         787,520 1,2 CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                  758,154
         500,000     CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                                          506,394
       1,195,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                                 1,167,636
       1,230,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                              1,241,671
         520,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                               503,153
         210,000     Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011                                                          226,597
         600,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   602,419
         750,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                                            801,007
         750,000     Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009                                              774,538
                        TOTAL                                                                                              6,581,569
                     CONSUMER CYCLICAL - SERVICES--0.1%
       2,100,000     Boston University, 7.625%, 7/15/2097                                                                  2,420,298
         200,000     Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012                                                  205,496
                        TOTAL                                                                                              2,625,794
                     CONSUMER CYCLICAL - TEXTILE--0.0%
          60,000     V.F. Corp., Note, 8.50%, 10/1/2010                                                                       64,982
                     CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.5%
       1,710,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                  1,695,939
       1,210,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                             1,197,415
         100,000     General Foods Co., Deb., 7.00%, 6/15/2011                                                               100,117
       1,380,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                           1,359,894
       3,200,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                              3,306,166
         150,000     Ralston Purina Co., Deb., 7.875%, 6/15/2025                                                             184,243
         200,000     Ralston Purina Co., Deb., 8.125%, 2/1/2023                                                              246,965
       1,525,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                  1,581,118
                        TOTAL                                                                                              9,671,857
                     CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
         880,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      865,061
       1,885,000     Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017                                            1,915,765
                        TOTAL                                                                                              2,780,826
                     CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.5%
       2,624,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                               2,567,432
       1,000,000     Eli Lilly & Co., Note, 6.00%, 3/15/2012                                                               1,042,795
         400,000     Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016                                                          431,960
       1,740,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                               1,662,410
         725,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                             791,696
       1,600,000     Wyeth, 5.45%, 4/1/2017                                                                                1,574,956
       1,750,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                  1,745,808
                        TOTAL                                                                                              9,817,057
                     CONSUMER NON-CYCLICAL PRODUCTS--0.1%
         700,000     Procter & Gamble Co., Unsub., 6.875%, 9/15/2009                                                         726,701
         445,000     Snap-On, Inc., 6.25%, 8/15/2011                                                                         463,934
                        TOTAL                                                                                              1,190,635
                     CONSUMER NON-CYCLICAL TOBACCO--0.0%
         885,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                   889,793
                     ENERGY - INDEPENDENT--0.5%
       1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                                                 1,046,875
       1,420,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                          1,414,590
       1,940,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                     1,851,928
       1,000,000 1,2 Lukoil International Finance BV, 6.356%, 6/7/2017                                                       937,500
       1,730,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                                       1,717,544
         150,000     Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008                                                  151,562
       1,104,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                   1,092,179
         610,000     XTO Energy, Inc., 6.75%, 8/1/2037                                                                       628,110
         895,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017                                                     915,141
                        TOTAL                                                                                              9,755,429
                     ENERGY - INTEGRATED--0.9%
         100,000     BP PLC, Deb., 8.75%, 3/1/2032                                                                           137,364
       4,150,000     Conoco, Inc., 7.25%, 10/15/2031                                                                       4,717,432
       5,670,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                   5,878,747
       4,118,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                               4,664,599
       1,555,575 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                    1,580,294
       1,200,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                        1,206,884
                        TOTAL                                                                                             18,185,320
                     ENERGY - OIL FIELD SERVICES--0.1%
       1,750,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                             1,695,461
                     ENERGY - REFINING--0.1%
       2,020,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                 2,238,260
         900,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                              847,387
                        TOTAL                                                                                              3,085,647
                     FINANCIAL INSTITUTION - BANKING--3.7%
       3,100,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                      3,116,130
         250,000     Bank of America Corp., Sub., 7.00%, 9/15/2007                                                           250,066
          50,000     BankBoston NA, Sub. Note, 6.50%, 12/19/2007                                                              50,127
       2,500,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                 2,372,973
       2,360,000     Capital One Capital IV, 6.745%, 2/17/2037                                                             1,975,344
       3,850,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                   3,883,184
         100,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                        100,498
       1,415,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                       1,502,898
       2,000,000     Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014                                               1,964,953
         150,000     Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                                          154,126
         537,000     Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012                                            560,432
       2,450,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                      2,471,959
       1,000,000     Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013                                  1,002,108
         100,000     Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007                                100,167
         100,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                         101,207
       3,000,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                                           3,127,779
       2,600,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                               2,482,343
       2,800,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                  2,770,958
       1,000,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                    942,798
       2,000,000     Household Finance Corp., 6.40%, 6/17/2008                                                             2,008,637
       4,000,000     Household Finance Corp., 7.00%, 5/15/2012                                                             4,192,046
         500,000     Household Finance Corp., Sr. Note, 5.875%, 2/1/2009                                                     503,613
          50,000     Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007                                         49,995
          50,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009                                         51,145
         150,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009                                        154,288
       1,000,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                               1,066,141
       3,150,000     J.P. Morgan Chase & Co., 5.75%, 1/2/2013                                                              3,173,959
       4,500,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                 4,351,421
          25,000     J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008                                                   25,344
       2,185,000     Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021                                      2,109,151
       2,700,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                         2,653,897
         750,000     National City Bank, Pennsylvania, 7.25%, 10/21/2011                                                     802,606
       2,000,000     Northern Trust Corp., 4.60%, 2/1/2013                                                                 1,902,013
       1,000,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                       1,004,296
       2,235,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                        2,219,077
       3,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                        3,138,906
       1,200,000     Popular North America, Inc., 5.65%, 4/15/2009                                                         1,206,804
       1,433,333 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                        1,583,745
         500,000     SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008                                                          512,700
       1,660,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                    1,655,750
         750,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                            727,639
       2,180,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                         2,103,233
         250,000     U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008                                                           252,036
       1,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                    945,320
       2,300,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                       2,180,914
       4,730,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                  4,928,529
       2,000,000     Washington Mutual, Inc., Note, 4.00%, 1/15/2009                                                       1,945,773
       1,500,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                           1,461,062
                        TOTAL                                                                                             77,840,090
                     FINANCIAL INSTITUTION - BROKERAGE--1.5%
          30,000     Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008                                            30,222
         550,000     Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010                                                       524,430
       2,645,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                     3,107,957
       2,500,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                          2,365,841
       1,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                           1,032,990
       1,500,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                    1,455,575
         850,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                          880,259
       3,010,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                                  2,952,552
         750,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                                   760,921
         900,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                                   906,741
       2,401,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                     2,521,716
         725,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                  716,471
       1,750,000     Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                                 1,960,503
       2,800,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017                                           2,767,104
       2,500,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037                                          2,374,850
       4,400,000     Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                   4,455,169
         500,000     Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008                                          497,046
         200,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010                                    194,368
         650,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                                               631,699
         250,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                                             245,170
         600,000     Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010                                                      583,319
         440,000     Nuveen Investments, 5.00%, 9/15/2010                                                                    413,593
         440,000     Nuveen Investments, 5.50%, 9/15/2015                                                                    373,276
                        TOTAL                                                                                             31,751,772
                     FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.6%
       2,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                        1,975,879
       1,760,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                         1,701,424
         115,000     CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007                                                             114,839
          50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008                                                 49,388
          50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013                                                 45,120
          75,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013                                                 74,330
       1,795,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                                 1,460,516
         250,000     Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009                                        237,000
         150,000     General Electric Capital Corp., Note, Series A, 3.619%, 2/20/2009                                       148,446
         230,000     General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008                                        228,646
         240,000     General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008                                        237,990
         500,000     General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007                                       501,084
         193,000     General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010                                    202,462
       1,000,000     General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013                           1,003,604
       1,000,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                             1,013,418
       1,520,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                   1,495,153
         885,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             670,864
         743,000     Susa Partnership LP, Deb., 7.50%, 12/1/2027                                                             852,987
                        TOTAL                                                                                             12,013,150
                     FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
       3,600,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                 4,255,036
       3,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                             3,137,524
                        TOTAL                                                                                              7,392,560
                     FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
       1,780,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                    1,741,522
         625,000     Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014                                                          605,217
       1,500,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                 1,509,890
         820,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                 842,205
       1,750,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                            1,683,497
         395,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                            386,709
       3,350,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                             3,269,017
                        TOTAL                                                                                             10,038,057
                     FINANCIAL INSTITUTION - REITS--0.3%
       2,700,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                              2,679,980
         870,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                                852,855
       1,950,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                   1,934,273
       1,400,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                     1,403,506
                        TOTAL                                                                                              6,870,614
                     FOREIGN-LOCAL-GOVERNMENT--0.0%
         900,000     Ontario, Province of, 4.375%, 2/15/2013                                                                 876,584
                     GOVERNMENT AGENCY--0.1%
         500,000     Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008                                          502,666
         500,000     Private Export Funding Corp., Series G, 6.67%, 9/15/2009                                                517,665
                        TOTAL                                                                                              1,020,331
                     MUNICIPAL SERVICES--0.1%
         790,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                           750,097
       1,560,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                              1,494,371
                        TOTAL                                                                                              2,244,468
                     TECHNOLOGY--0.8%
       2,450,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                           2,462,110
         390,000     Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016                                                 389,880
       4,730,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                           5,020,056
       1,030,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                            1,041,398
         400,000     First Data Corp., Medium Term Note, Series MTND, 6.375%, 12/15/2007                                     400,566
         850,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                              838,630
       2,500,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                            2,636,297
       1,150,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                    1,422,856
       1,000,000     IBM Corp., Note, 5.375%, 2/1/2009                                                                     1,007,942
       2,530,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                           2,515,282
                        TOTAL                                                                                             17,735,017
                     TRANSPORTATION - AIRLINES--0.2%
       3,110,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                               3,215,665
                     TRANSPORTATION - RAILROADS--0.3%
       1,730,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                 1,644,822
       1,850,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                               1,920,484
         295,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                          306,687
       1,560,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                1,476,030
                        TOTAL                                                                                              5,348,023
                     UTILITY - ELECTRIC--1.1%
       2,500,000     Alabama Power Co., 5.70%, 2/15/2033                                                                   2,377,591
       1,000,000     Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007                                              1,000,917
         850,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                789,660
         690,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                             683,116
       1,205,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                        1,232,113
         250,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                    269,875
       2,820,000 1,2 Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017                                                   2,873,442
       1,730,000     MidAmerican Energy Co., 4.65%, 10/1/2014                                                              1,649,451
       1,020,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                              926,859
       3,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                   3,216,592
         810,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                827,313
         710,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                             707,122
       3,050,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                             2,932,180
         550,000     Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008                                                         542,754
         300,000     Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007                                            300,129
       2,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                   1,978,841
                        TOTAL                                                                                             22,307,955
                     UTILITY - NATURAL GAS DISTRIBUTOR--0.2%
       3,500,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                 3,416,803
                     UTILITY - NATURAL GAS PIPELINES--0.1%
       1,650,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                  1,446,657
                        TOTAL CORPORATE BONDS                                                                            360,405,495
                        (IDENTIFIED COST $359,676,155)
                     ADJUSTABLE RATE MORTGAGES--0.0%
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
          45,399     FNMA ARM 681769 1/01/2033                                                                                44,990
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
           5,669     GNMA2 ARM 80201, 30 Year, 5/20/2028                                                                       5,709
           2,278     GNMA2 ARM 8717, 10/20/2025                                                                                2,289
                        TOTAL                                                                                                  7,998
                        TOTAL ADJUSTABLE RATE MORTGAGES                                                                       52,988
                        (IDENTIFIED COST $55,062)
                     ASSET-BACKED SECURITIES--4.0%
                     COMMERCIAL MORTGAGE--4.0%
      18,800,000     Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049                        18,615,711
      15,950,000     Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039                     15,843,454
      10,000,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051                     9,882,393
      10,000,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051                     9,802,887
       7,025,000     Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043                                      6,818,083
      22,950,000     Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/11/2042                                    22,885,740
                        TOTAL                                                                                             83,848,268
                     HOME EQUITY LOAN--0.0%
          51,051 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                            50,541
                        TOTAL ASSET-BACKED SECURITIES                                                                     83,898,809
                        (IDENTIFIED COST $84,682,865)
                     CORPORATE NOTES--0.1%
                     COMMUNICATIONS - TELECOM WIRELINES--0.1%
       2,015,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                       1,982,784
                     (IDENTIFIED COST $2,014,473)
                     GOVERNMENT AGENCIES--6.3%
       1,500,000     Federal Farm Credit System, Bond, 3.875%, 5/7/2010                                                    1,468,829
         500,000     Federal Farm Credit System, Bond, 4.45%, 2/17/2011                                                      494,993
       1,000,000     Federal Farm Credit System, Bond, 4.75%, 12/12/2013                                                     989,983
       1,000,000     Federal Farm Credit System, Bond, 4.875%, 11/15/2012                                                    984,062
         400,000     Federal Farm Credit System, Bond, 5.00%, 6/6/2012                                                       395,503
         500,000     Federal Farm Credit System, Bond, 5.00%, 12/27/2012                                                     493,237
         150,000     Federal Farm Credit System, Bond, 5.04%, 1/14/2013                                                      148,071
         350,000     Federal Farm Credit System, Bond, 5.35%, 8/8/2013                                                       347,032
       1,500,000     Federal Farm Credit System, Bond, 6.03%, 12/29/2010                                                   1,558,152
       1,000,000     Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009                                        1,031,043
         500,000     Federal Home Loan Bank System, 6.50%, 8/14/2009                                                         516,500
       1,000,000     Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008                                                   988,852
         100,000     Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011                                                   96,575
         400,000     Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013                                                   392,685
         200,000     Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010                                                   196,533
         250,000     Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012                                                   245,432
         150,000     Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014                                                   146,920
      60,000,000     Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008                                               60,024,798
         200,000     Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013                                                  197,375
       1,000,000     Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014                                                   984,451
         200,000     Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012                                                    198,512
         700,000     Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010                                                  699,045
         550,000     Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014                                                   542,722
         100,000     Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008                                                    100,525
         140,000     Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010                                                  150,160
         450,000     Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012                                      444,080
         400,000     Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008                                     391,605
         150,000     Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009                                      148,168
         250,000     Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009                                    247,424
          60,000     Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009                                       60,598
         340,000     Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013                                      337,616
         150,000     Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009                                     147,940
         435,000     Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009                                      430,115
         400,000     Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008                                      403,365
         200,000     Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008                                     201,621
         100,000     Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008                                     100,198
         100,000     Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008                                    100,776
       1,500,000     Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008                                    1,473,908
         200,000     Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018                                       192,613
         375,000     Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010                                      370,174
         400,000     Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012                                     395,473
         400,000     Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007                                     400,154
         595,000     Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008                                     589,440
         300,000     Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013                                     294,363
         200,000     Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010                                       195,886
         535,000     Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009                                           554,876
         200,000     Federal Home Loan Mortgage Corp., Bond, 5.00%, 3/26/2015                                                197,051
         250,000     Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008                                                 247,641
         160,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010                                                156,746
         200,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013                                               189,113
         200,000     Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009                                               197,215
         300,000     Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012                                                293,204
         400,000     Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013                                                394,722
          50,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010                                                49,526
         800,000     Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013                                                 784,340
       1,600,000     Federal Home Loan Mortgage Corp., Note, 4/15/2019                                                       801,726
         400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012                                                395,627
         400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012                                               394,481
         100,000     Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012                                                 99,116
         250,000     Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014                                                246,733
         475,000     Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010                                               473,919
         600,000     Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013                                                594,142
         325,000     Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011                                                325,345
      15,000,000     Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010                                 14,994,371
       1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007                                        999,625
         100,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014                                        97,047
       5,000,000     Federal National Mortgage Association, 3.25%, 1/15/2008                                               4,960,852
       7,745,000     Federal National Mortgage Association, 5.00%, 9/30/2009                                               7,750,634
       5,780,000   4 Federal National Mortgage Association, Bond, 6.625%, 11/15/2030                                       6,747,826
       1,500,000     Federal National Mortgage Association, Note, 3.25%, 11/15/2007                                        1,496,114
         244,000     Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016                                 242,872
         360,000     Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007                                  359,148
         250,000     Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008                                   248,774
       1,070,000     Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009                                1,053,139
         150,000     Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009                                  148,586
         500,000     Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012                                   485,010
         375,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011                                   372,669
         500,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012                                   494,567
         350,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012                                   345,891
         400,000     Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012                                   396,557
         150,000     Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013                                   148,848
         300,000     Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013                                   297,779
         400,000     Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015                                   395,344
         500,000     Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015                                   495,043
         400,000     Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013                                   399,421
          50,000     Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013                       50,596
         500,000     Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008                                          503,507
       1,000,000     Tennessee Valley Authority, Series C, 6.00%, 3/15/2013                                                1,056,207
                        TOTAL GOVERNMENT AGENCIES                                                                        131,253,457
                        (IDENTIFIED COST $131,327,902)
                     GOVERNMENTS/AGENCIES--0.1%
                     SOVEREIGN--0.1%
       1,500,000     United Mexican States, 6.625%, 3/3/2015                                                               1,602,225
                     (IDENTIFIED COST $1,540,669)
                     U.S. TREASURY-15.9%
                     U.S. TREASURY BONDS - 0.7%
       2,215,000     United States Treasury Bond, 5.25%, 11/15/2028                                                        2,326,765
       1,343,000   3 United States Treasury Bond, 6.00%, 2/15/2026                                                         1,525,144
       4,935,000     United States Treasury Bond, 6.125%, 11/15/2027                                                       5,725,537
       1,300,000     United States Treasury Bond, 6.25%, 8/15/2023                                                         1,498,169
       2,200,000     United States Treasury Bond, 6.50%, 11/15/2026                                                        2,642,372
         300,000     United States Treasury Bond, 6.75%, 8/15/2026                                                           368,855
         500,000     United States Treasury Bond, 7.25%, 5/15/2016                                                           596,178
                        TOTAL                                                                                             14,683,020
                     U.S. TREASURY NOTES - 15.2%
      26,241,000   4 U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                            26,203,866
      51,581,500   4 U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016                                             52,208,055
         100,000     United States Treasury Note, 3.00%, 11/15/2007                                                           99,853
       6,000,000   4 United States Treasury Note, 3.875%, 2/15/2013                                                        5,885,543
       6,700,000     United States Treasury Note, 4.50%, 11/30/2011                                                        6,767,738
      18,000,000   4 United States Treasury Note, 4.50%, 4/30/2012                                                        18,187,711
       6,000,000   3 United States Treasury Note, 4.50%, 2/15/2016                                                         6,007,343
      55,000,000   4 United States Treasury Note, 4.625%, 11/30/2008                                                      55,281,617
      10,000,000   4 United States Treasury Note, 4.75%, 3/31/2011                                                        10,184,753
      28,000,000   4 United States Treasury Note, 4.875%, 4/30/2011                                                       28,625,979
      60,000,000   4 United States Treasury Note, 4.875%, 6/30/2012                                                       61,574,412
         200,000     United States Treasury Note, 5.00%, 8/15/2011                                                           205,887
      45,000,000   4 United States Treasury Note, 5.125%, 6/30/2011                                                       46,436,225
         300,000     United States Treasury Note, 6.00%, 8/15/2009                                                           310,051
         100,000     United States Treasury Note, 6.50%, 2/15/2010                                                           105,268
                        TOTAL                                                                                            318,084,301
                        TOTAL U.S. TREASURY                                                                              332,767,321
                        (IDENTIFIED COST $326,302,513)
                     MORTGAGE--BACKED SECURITIES--0.2%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
         512,579     Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017                                          519,396
         217,000     Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017                                          219,886
          64,950     Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016                                          65,194
                        TOTAL                                                                                                804,476
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
         460,972     Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013                                     459,671
         323,146     Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014                                    326,765
          27,338     Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012                                      28,314
         758,596     Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018                                     745,428
                        TOTAL                                                                                              1,560,178
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
          42,153     Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026                                  44,844
           2,553     Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026                                   2,729
           4,626     Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026                                  4,867
           1,857     Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027                                   1,953
           3,239     Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027                                   3,410
             364     Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027                                     390
         342,384     Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028                                 352,872
          10,884     Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028                                  11,337
          14,050     Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028                                  14,477
           2,191     Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031                                  2,242
         467,661     Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033                                 438,489
         128,409     Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027                                 133,762
                        TOTAL                                                                                              1,011,372
                        TOTAL MORTGAGE--BACKED SECURITIES                                                                  3,376,026
                        (IDENTIFIED COST $3,398,873)
                     COLLATERALIZED MORTGAGE OBLIGATIONS--1.8%
                     COMMERCIAL MORTGAGE--1.8%
      10,800,000     CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040                    10,686,073
      20,000,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049                   19,663,030
       7,120,000     JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049                 7,153,284
                        TOTAL                                                                                             37,502,387
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
          53,520     Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023                                         53,548
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
          30,094     Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018                                  32,622
          12,402     Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019                                  13,543
                        TOTAL                                                                                                 46,165
                     NON-AGENCY MORTGAGE--0.0%
          11,364 1,2 SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 8.8371%, 1/28/2027                                 8,182
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         37,610,282
                        (IDENTIFIED COST $38,232,835)
                     MUTUAL FUNDS--53.6%5
       1,532,087     Emerging Markets Fixed Income Core Fund                                                              32,689,859
      93,905,707     Federated Mortgage Core Portfolio                                                                   917,458,753
      17,291.296     High Yield Bond Portfolio                                                                           115,332,949
      53,818,031     Prime Value Obligations Fund, Institutional Shares, 5.33%6                                           53,818,031
                        TOTAL MUTUAL FUNDS                                                                             1,119,299,592
                        (IDENTIFIED COST $1,123,344,737)
                     REPURCHASE AGREEMENTS-15.3%
    $160,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which            160,000,000
                     Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,060,002,487 (purchased with proceeds from securities lending collateral).
     160,244,000     Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which ING        160,244,000
                     Financial Markets LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,060,001,634 (purchased with proceeds from securities lending collateral).
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               320,244,000
                        TOTAL INVESTMENTS - 114.6%                                                                     2,392,492,979
                        (IDENTIFIED COST $2,390,820,084)7
                        OTHER ASSETS AND LIABILITIES - NET - (14.6)%                                                   (305,552,724)
                        TOTAL NET ASSETS -100%                                                                       $ 2,086,940,255

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $40,729,868, which represented 2.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $40,729,868, which represented 2.0% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

5    Affiliated companies.

6    7-Day net yield.

7 At August 31, 2007, the cost of investments for federal tax purposes was $2,394,584,215. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign exchange contracts, futures and swap contracts was $2,091,236. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,690,629 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,599,393.


           At August 31, 2007, the Fund had the following outstanding foreign exchange contracts as follows:
 SETTLEMENT DATE                                      IN EXCHANGE FOR    CONTRACTS AT VALUE            UNREALIZED
                       FOREIGN CURRENCY                                                             APPRECIATION/
                       UNITS TO DELIVER/RECEIVE                                                    (DEPRECIATION)
 CONTRACTS PURCHASED :
 9/18/2007             5,683,475,000 Japanese Yen       $47,000,000          $49,209,533              $ 2,209,533
 CONTRACTS SOLD:
 9/18/2007             2,841,737,500 Japanese Yen       $23,743,472          $24,604,766             $  (861,294)
  NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                           $ 1,348,239

 At August 31, 2007, the Fund had the following open futures contracts:
 DESCRIPTIONS8                                                NOTIONAL VALUE EXPIRATION DATE UNREALIZED APPRECIATION/
                                          NUMBER OF CONTRACTS                                          (DEPRECIATION)
 U.S. Treasury Notes 2 Year Long Futures
                                          250                  $51,539,063    December 2007              $     96,761
 U.S. Treasury Notes 5 Year Long Futures
                                          1,730                $184,596,406   December 2007                $1,129,119
 U.S. Treasury Notes 10 Year Long Futures
                                          150                  $16,357,031    December 2007                $  106,104
 U.S. Treasury Bond Short Futures
                                          500                  $55,781,250    December 2007                $(447,103)
 NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                          $  884,881

   8 Non-income producing security.

             At August 31, 2007, the Fund had the following open swap contracts:
 CREDIT DEFAULT SWAPS  REFERENCE           BUY/    PAY/RECEIVE EXPIRATION DATE NOTIONAL AMOUNT     UNREALIZED
 COUNTERPARTY          ENTITY              SELL    FIXED RATE                                   APPRECIATION/
                                                                                               (DEPRECIATION)
 Lehman Brothers. Inc. Dow Jones CDS8IG    Buy     1.00%       6/12/2020       $75,000,000         $(338,261)
 Goldman Sachs LLP     Dow Jones CDXHY7100 Buy     2.750%      6/12/2020       $26,000,000         $  809,377
   NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS                                          $  471,116


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
* for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated
Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.



Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund (PVOF) which is managed by Federated Investment Management Company. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. A copy of the PVOF's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FNMA  --Federal National Mortgage Association
 LP    --Limited Partnership
 MTN   --Medium Term Note
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007